Inventory - 10K (Tables)	8 Months Ended
Jan. 07, 2024
Inventory Disclosure [Abstract]
Schedule of Inventory
Inventories consist of the following:

	January 7, 2024	April 30, 2023
Beverage	$644	$545
Food	284	257
Total	$928	$802
Inventories consist of the following:

	April 30, 2023	April 24, 2022
Beverage	$545	$459
Food	257	244
Total	$802	$703